SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Aggregate cost basis	354,149	—
Gross unrealized holding gain	2,671	—
Aggregate fair value	356,820	—

As of December 31, 2024, the company had no short-term investments, as the one purchased in Hong Kong from Hang Seng Bank on March 3, 2024, had been redeemed on December 30, 2024.